PRINCIPAL ACCOUNTING POLICIES (Group's Financial Liabilities Classified as Level 3) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Carrying Value [Member] CNY	Dec. 31, 2011 Carrying Value [Member] CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes measured at fair value				1,056,209,000	971,693,000	0	0	0	0	1,056,209,000	971,693,000
Interest rate swap transaction				10,562,000	7,315,000	0	0	0	0	10,562,000	7,315,000
Total financial liability, non-current	$ 171,229,000	1,066,771,000	979,008,000	1,066,771,000	979,008,000	0	0	0	0	1,066,771,000	979,008,000